Condensed Consolidated Statements of Shareholders' Equity (Unaudited) (Parentheticals) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance expenses	$ 3,126